Fair value measurements	12 Months Ended
Dec. 31, 2019
Fair value measurements
Fair value measurements

4.  Fair value measurements

The only financial assets and liabilities recognized at fair value on a recurring basis are the derivative financial instruments.

Fair value is the price that would be received from sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

(i)	In the principal market for the asset or liability, or
(ii)	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Company.

The fair value of an asset or a liability is assessed using the course of thought which market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The assessment of a non-financial asset’s fair value considers the market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 — Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Set out below, is a comparison by class of the carrying amounts and fair values of the Company’s financial instruments, other than those for which carrying amounts are reasonable approximations of fair values:

	Carrying amount						Fair value
	2019		2018		2017		2019		2018		2017
Assets
Derivative financial instruments	Ps.	136,262	Ps.	62,440	Ps.	497,403	Ps.	136,262	Ps.	62,440	Ps.	497,403

Liabilities
Financial debt		(5,008,509)		(3,506,834)		(3,476,742)		(5,194,316)		(3,515,550)		(3,481,741)
Derivative financial instruments		—		(122,948)		—		—		(122,948)		—
Total	Ps.	(4,872,247)	Ps.	(3,567,342)	Ps.	(2,979,339)	Ps.	(5,058,054)	Ps.	(3,576,058)	Ps.	(2,984,338)

The following table summarizes the fair value measurements at December 31, 2019:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Zero-Cost collar options contracts*	Ps.	—	Ps.	133,567	Ps.	—	Ps.	133,567
Interest rate Caps		—		2,695		—		2,695
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(5,194,316)		—		(5,194,316)
Net	Ps.	—	Ps.	(5,058,054)	Ps.	—	Ps.	(5,058,054)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2018:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	48,199	Ps.	—	Ps.	48,199
Foreign currency forward		—		14,241		—		14,241
Liabilities
Derivatives financial instruments:
Jet fuel Asian Zero-Cost collars options contracts*		—		(122,948)		—		(122,948)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,515,550)		—		(3,515,550)
Net	Ps.	—	Ps.	(3,576,058)	Ps.	—	Ps.	(3,576,058)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2017:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	497,403	Ps.	—	Ps.	497,403
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,481,741)		—		(3,481,741)
Net	Ps.	—	Ps.	(2,984,338)	Ps.	—	Ps.	(2,984,338)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the (loss) gain from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2019, 2018 and 2017:

Instrument	Financial statements line	2019		2018		2017
Jet fuel Asian call options contracts	Fuel	Ps.	(61,069)	Ps.	402,493	Ps.	(26,980)
Jet fuel Zero-Cost collars contracts	Fuel		(9,477)		—		—
Foreign currency forward	Aircraft and engine rent expenses		4,199		52,516		(11,290)
Interest rate swap contracts	Aircraft and engine rent expenses		—		—		(13,827)
Interest rate cap	Finance cost		(1,282)		—		—
Total		Ps.	(67,629)	Ps.	455,009	Ps.	(52,097)

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

Consolidated statements of other comprehensive  gain (loss) income

	Financial
Instrument	statements line	2019		2018		2017
Jet fuel Asian call options contracts	OCI	Ps.	11,148	Ps.	(174,984)	Ps.	(54,202)
Jet fuel Zero cost collars	OCI		256,515		(122,948)		—
Interest rate swap contracts	OCI		—		—		14,144
Foreign currency contracts	OCI		(14,241)		14,241		(2,090)
Interest rate cap	OCI		(4,023)		—		—
Non derivative financial instruments	OCI		14,096		—		—
Total		Ps.	263,495	Ps.	(283,691)	Ps.	(42,148)

The exchange rates used to translate the above amounts to Mexican pesos at December 31, 2019, 2018 and 2017 were Ps.18.8452, Ps.19.6829 and Ps.19.7354, respectively, per U.S. dollar.